SECURITIES, Gains and Losses Realized on Sale of Securities Available for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds	$ 38,095	$ 68,716	$ 48,736
Realized gains	271	248	192	[1]
Realized losses	4	108	136
Trading securities, realized gain (losses)		170	(60)
Gains (losses) related to preferred stock held for sale		0	(60)
Pledged securities with book value	$ 14,000	$ 8,700
Shareholder equity threshold not exceeded by revenue or taxing authority amount	10.00%	10.00%
VISA Class B Common Stock [Member]
Gain and losses realized on sale of securities available for sale [Abstract]
Realized gains			$ 144
Number securities sold (in shares)			1,000

[1]	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.